CONSOLIDATED STATEMENT OF STOCKHOLDERS` EQUITY - USD ($)	Accounts Payable [Member] Common Stock [Member]	Accounts Payable [Member] Additional Paid-in Capital [Member]	Accounts Payable [Member]	Convertible Note [Member] Common Stock [Member]	Convertible Note [Member] Additional Paid-in Capital [Member]	Convertible Note [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $1.50 Per Share [Member] Common Stock [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $1.50 Per Share [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $1.50 Per Share [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $6.50 Per Share [Member] Common Stock [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $6.50 Per Share [Member] Additional Paid-in Capital [Member]	Conversion of Notes Payable and Accrued Interest into Common stock at $6.50 Per Share [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2012													$ 170	$ 250	$ 6,565,142	$ (17,607,981)	$ (11,042,419)
Balance (in Shares) at Dec. 31, 2012													1,700,000	2,502,735
Conversion of note payable-former Affiliate to equity														$ 7	553,356		553,363
Conversion of note payable-former Affiliate to equity (in Shares)														73,733
Conversion of preferred shares to common shares													$ (95)	$ 28	67
Conversion of preferred shares to common shares (in Shares)													(949,932)	279,823
Return of shares from Founder														$ (33)	33
Return of shares from Founder (in Shares)														(331,460)
Conversion of notes payable and accrued interest into common stock							$ 40	$ 544,066	$ 544,106	$ 39	$ 2,519,961	$ 2,520,000
Conversion of notes payable and accrued interest into common stock (in Shares)							400,000			388,000
Shares issued in settlement	$ 2	$ 277,037	$ 277,039
Shares issued in settlement (in Shares)	23,561
Reclassification of derivative liabilities to equity															6,384,814		6,384,814
Reclassification of warrants as derivative liabilities															(2,013,972)		(2,013,972)
Loss on debt modification of notes payable															6,810,982		6,810,982
Stock based compensation															551,483		551,483
Beneficial conversion feature associated with notes payable															268,210		268,210
Net loss																(6,823,789)	(6,823,789)
Balance at Dec. 31, 2013													$ 75	$ 376	26,297,841	(24,431,770)	1,866,522
Balance (in Shares) at Dec. 31, 2013													750,068	3,764,778
Shares issued to third party as debt discount in connection with notes payable														$ 3	229,688		229,691
Shares issued to third party as debt discount in connection with notes payable (in Shares)														24,000
Shares issued as deferred financing costs in connection with notes payable														$ 2	171,998		172,000
Shares issued as deferred financing costs in connection with notes payable (in Shares)														20,000
Shares issued to acquire software														$ 2	149,998		$ 150,000
Shares issued to acquire software (in Shares)														20,000			1,000,000
Vesting of restricted stock units (prior year accrual of $872,387)														$ 13	1,784,001		$ 1,784,014
Vesting of restricted stock units (prior year accrual of $872,387) (in Shares)														133,463
Sale of common stock associated with private transaction														$ 23	1,500,977		1,501,000
Sale of common stock associated with private transaction (in Shares)														230,923
Conversion of preferred shares to common shares													$ (59)	$ 17	42
Conversion of preferred shares to common shares (in Shares)													(588,241)	173,267
Net shares cancelled in exchange for option exercise (in Shares)														(222)
Shares issued in settlement				$ 14	$ 549,986	$ 550,000
Shares issued in settlement (in Shares)				139,150
Shares issued as inducement to settle convertible notes															37,345		37,345
Shares issued as inducement to settle convertible notes (in Shares)														4,400
Loss on warrant modification															460,949		460,949
Loss on debt conversion inducement															376,572		$ 376,572
Reclassification of derivative liabilities to equity
Reclassification of warrants as derivative liabilities
Stock based compensation														$ 9	3,731,906		$ 3,731,915
Stock based compensation (in Shares)														88,843
Net loss																(7,735,464)	(7,735,464)
Balance at Dec. 31, 2014													$ 16	$ 490	34,026,321	(32,167,234)	1,859,593
Balance (in Shares) at Dec. 31, 2014													161,827	4,902,639
Shares issued in connection with exercise of warrants														$ 41	1,024,517		1,024,558
Shares issued in connection with exercise of warrants (in Shares)														409,823
Shares issued for services rendered														$ 3	195,465		195,468
Shares issued for services rendered (in Shares)														31,200
Shares issued in connection with exercise of options														$ 1	21,727		21,728
Shares issued in connection with exercise of options (in Shares)														6,400
Sale of common stock associated with private transaction														$ 29	1,329,971		1,330,000
Sale of common stock associated with private transaction (in Shares)														285,000
Conversion of preferred shares to common shares													$ (16)	$ 5	11
Conversion of preferred shares to common shares (in Shares)													(161,827)	47,646
Stock based compensation														$ 4	168,893		168,897
Stock based compensation (in Shares)														43,620
Net loss																(1,304,691)	(1,304,691)
Balance at Jun. 30, 2015														$ 501	34,323,624	$ (33,471,925)	$ 852,200
Balance (in Shares) at Jun. 30, 2015														5,013,366
Shares issued in connection with exercise of warrants (in Shares)
Shares issued for services rendered														$ 2	$ 128,399		$ 128,401
Shares issued for services rendered (in Shares)														19,461